UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	12-31-2008

Check here if Amendment:	X; Amendment Number:	1
  This Amendment (Check only one.)  X is a restatement.
					 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Fairview Capital Investment Management, LLC
Address:	300 Drakes Landing Rd #250
		Greenbrae, CA  94904

Form 13F File Number:	28-6786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Marcia Nakamura
Title:	Operations
Phone:	415-464-4640

Signature, Place and Date of Signing:

	Marcia Nakamura				Greenbrae, CA			02-20-2009
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number		Name
	29-________________		________________________________________
	[Repeat as necessary.]

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		58

Form 13F Information Table Value Total:		279167


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.		Form 13F File Number		Name

	____		28-___________			___________________________

	[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
WESTERN ASSET EMERGING MKTS IN                  95766e103     1697 208524.00SH       SOLE                197544.00          10980.00
3M                             COM              88579Y101      224  3893.00 SH       SOLE                  3893.00
ABBOTT LABS                    COM              002824100    10141 190013.96SH       SOLE                174263.96          15750.00
ALEXANDER & BALDWIN INC        COM              014482103     5293 211205.00SH       SOLE                193305.00          17900.00
ALLIANCE BERNSTEIN HOLDING LP  COM              01881g106     5475 263350.00SH       SOLE                263350.00
AMB PROPERTY CORP              COM              00163T109     5413 231125.00SH       SOLE                204625.00          26500.00
AMERICAN TOWER CORP            COM              029912201     8680 296039.00SH       SOLE                274802.00          21237.00
APACHE CORP                    COM              037411105      241  3230.00 SH       SOLE                  3230.00
APPLE COMPUTER INC             COM              037833100      461  5400.00 SH       SOLE                  5400.00
AT&T INC                       COM              00206r102      225  7892.00 SH       SOLE                  7892.00
BANK OF HAWAII                 COM              062540109      817 18092.00 SH       SOLE                 18092.00
BERKSHIRE HATHAWAY CL B        COM              084670207    11423  3554.00 SH       SOLE                  3259.00            295.00
BP PLC SPONSORED ADR           COM              055622104      776 16597.00 SH       SOLE                 16597.00
CAPITALSOURCE INC              COM              14055X102     2510 543300.00SH       SOLE                503300.00          40000.00
CATERPILLAR                    COM              149123101      502 11233.00 SH       SOLE                 11233.00
CBL & ASSOCIATES PPTYS         COM              124830100      658 101270.00SH       SOLE                 92270.00           9000.00
CEDAR FAIR LP DEP UNIT         COM              150185106     7125 568607.00SH       SOLE                564607.00           4000.00
CENTERPLATE INC                COM              15200e204      306 178675.00SH       SOLE                178675.00
CHEVRON CORP                   COM              166764100    12188 164764.00SH       SOLE                151064.00          13700.00
CISCO SYSTEMS INC              COM              17275R102      181 11080.00 SH       SOLE                 11080.00
CROWN CASTLE INTL CORP         COM              228227104     3321 188900.00SH       SOLE                162000.00          26900.00
DANAOS CORP                    COM              Y1968P105     4497 665250.00SH       SOLE                632150.00          33100.00
DISCOVERY COMMUNICATIONS INC ( COM              25470f302     1409 105210.00SH       SOLE                102960.00           2250.00
DISCOVERY HOLDING COMPANY      COM              25470F104     6615 467160.00SH       SOLE                464910.00           2250.00
DPS SEMICONDUCTOR HOLD         COM              816636203      204 11600.00 SH       SOLE                 11600.00
ELECTR FOR IMAGING INC         COM              286082102     3851 402800.00SH       SOLE                353800.00          49000.00
EXXON MOBIL CORP               COM              30231G102    17432 218359.00SH       SOLE                203759.00          14600.00
GENERAL ELEC CO                COM              369604103     8652 534055.00SH       SOLE                489155.00          44900.00
HEWLETT PACKARD CO             COM              428236103      550 15159.00 SH       SOLE                 15159.00
HOME DEPOT INC                 COM              437076102     3193 138690.25SH       SOLE                123690.25          15000.00
INTEL CORP                     COM              458140100     7093 483867.00SH       SOLE                443267.00          40600.00
ISHARES MSCI EAFE INDEX FUND   COM              464287465      758 16900.00 SH       SOLE                 16700.00            200.00
JOHNSON & JOHNSON              COM              478160104    14566 243453.03SH       SOLE                227303.03          16150.00
KOHLS CORP                     COM              500255104     5565 153718.00SH       SOLE                141818.00          11900.00
LAMAR ADVERTISING CO-CL A      COM              512815101     6227 495804.00SH       SOLE                459804.00          36000.00
LIBERTY GLOBAL INC             COM              530555101     2668 167592.00SH       SOLE                150970.00          16622.00
LIBERTY GLOBAL SERIES C        COM              530555309     8366 551100.00SH       SOLE                521028.00          30072.00
LIBERTY MEDIA CORP-ENTERTAINME COM              53071M500     9917 567319.00SH       SOLE                552119.00          15200.00
LIBERTY MEDIA INTERACTIVE SERI COM              53071m104     4700 1506311.00SH      SOLE               1452908.00          53403.00
LOWES COS INC                  COM              548661107     5298 246200.00SH       SOLE                221800.00          24400.00
MAC-GRAY CORP CMN              COM              554153106     5301 844146.00SH       SOLE                844146.00
MAGELLAN MIDSTREAM HLDGS       COM              55907R108     2430 175200.00SH       SOLE                175200.00
MAGELLAN MIDSTREAM PARTNERS    COM              559080106    10365 343100.00SH       SOLE                343100.00
MERCK & CO INC                 COM              589331107      866 28498.00 SH       SOLE                 28498.00
MICROSOFT CORP                 COM              594918104     8258 424810.00SH       SOLE                394710.00          30100.00
NESTLE S A ADRS                COM              641069406      303  7759.00 SH       SOLE                  7759.00
PEPSICO INC                    COM              713448108      254  4640.00 SH       SOLE                  4640.00
PFIZER INC                     COM              717081103    13761 777041.00SH       SOLE                709741.00          67300.00
PROCTER & GAMBLE               COM              742718109     2252 36425.00 SH       SOLE                 36425.00
RAYONIER INC                   COM              754907103     6616 211050.00SH       SOLE                193963.00          17087.00
REDWOOD TRUST INC              COM              758075402     2298 154155.00SH       SOLE                138955.00          15200.00
S.J. SMUCKERS CO               COM              832696405      211  4855.00 SH       SOLE                  4855.00
SEASPAN CORP                   COM              Y75638109    10196 1146941.00SH      SOLE               1078241.00          68700.00
SYSCO CORP                     COM              871829107    10615 462747.00SH       SOLE                422047.00          40700.00
TRAILER BRIDGE INC CMN         COM              892782103     1600 434785.00SH       SOLE                434785.00
VANGUARD INTL EQUITY           COM              922042775      504 15600.00 SH       SOLE                 15600.00
WAL-MART STORES INC            COM              931142103     4607 82178.00 SH       SOLE                 72978.00           9200.00
WELLS FARGO & CO NEW           COM              949746101     9514 322713.00SH       SOLE                286513.00          36200.00